PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 96.1%
Common Stocks 92.9%
Australia 7.0%
Ampol Ltd.	794	$18,780
ANZ Group Holdings Ltd.	10,010	176,620
APA Group, UTS	4,273	23,634
Aristocrat Leisure Ltd.	1,944	56,047
ASX Ltd.	645	27,575
Aurizon Holdings Ltd.	6,131	15,113
BHP Group Ltd.	16,883	516,519
BlueScope Steel Ltd.	1,505	22,979
Brambles Ltd.	4,628	44,127
CAR Group Ltd.	1,193	25,615
Cochlear Ltd.	218	43,262
Coles Group Ltd.	4,458	46,262
Commonwealth Bank of Australia	5,583	425,729
Computershare Ltd.	1,810	29,980
Dexus, REIT	3,582	18,127
EBOS Group Ltd.	511	11,702
Endeavour Group Ltd.	4,772	17,464
Fortescue Ltd.	5,640	109,003
Glencore PLC	34,865	184,469
Goodman Group, REIT	5,693	94,499
GPT Group (The), REIT	6,380	19,283
IDP Education Ltd.	881	11,282
IGO Ltd.	2,270	11,035
Insurance Australia Group Ltd.	8,116	31,859
Lottery Corp. Ltd. (The)	7,413	24,332
Macquarie Group Ltd.	1,223	150,905
Medibank Private Ltd.	9,173	22,966
Mineral Resources Ltd.	585	22,563
Mirvac Group, REIT	13,143	18,471
National Australia Bank Ltd.	10,422	219,804
Northern Star Resources Ltd.	3,828	32,836
Orica Ltd.	1,517	16,000
Origin Energy Ltd.	5,738	32,025
Pilbara Minerals Ltd.	9,523	21,690
Qantas Airways Ltd.*	2,814	10,146
QBE Insurance Group Ltd.	4,976	51,236
Ramsay Health Care Ltd.	611	20,370
REA Group Ltd.	176	20,991
Reece Ltd.	753	11,092
Rio Tinto Ltd.	1,236	106,355
Rio Tinto PLC	3,750	259,573
Santos Ltd.	10,817	54,669
Scentre Group, REIT	17,288	34,369

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
SEEK Ltd.	1,186	$19,552
Sonic Healthcare Ltd.	1,501	31,296
South32 Ltd.	15,106	32,708
Stockland, REIT	7,951	23,480
Suncorp Group Ltd.	4,231	38,944
Telstra Group Ltd.	13,470	35,525
Transurban Group, UTS	10,285	90,356
Treasury Wine Estates Ltd.	2,659	18,645
Vicinity Ltd., REIT	12,888	17,108
Washington H Soul Pattinson & Co. Ltd.	781	17,458
Wesfarmers Ltd.	3,779	143,061
Westpac Banking Corp.	11,688	183,357
WiseTech Global Ltd.	555	26,130
Woodside Energy Group Ltd.	6,324	132,274
Woolworths Group Ltd.	4,069	95,560
		4,016,812
Austria 0.2%
Erste Group Bank AG	1,145	49,325
Mondi PLC	1,470	26,342
OMV AG	490	21,811
Verbund AG	227	18,459
voestalpine AG	386	11,484
		127,421
Belgium 0.7%
Ageas SA/NV	532	22,861
Anheuser-Busch InBev SA/NV	2,893	178,954
D’ieteren Group	71	14,343
Elia Group SA/NV	98	11,800
Groupe Bruxelles Lambert NV	293	22,212
KBC Group NV	834	54,403
Lotus Bakeries NV	1	8,521
Sofina SA	51	12,197
Syensqo SA*	247	22,019
UCB SA	421	39,602
Umicore SA	697	15,854
Warehouses De Pauw CVA, REIT	585	17,116
		419,882
Brazil 0.0%
Yara International ASA	551	18,212

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Burkina Faso 0.0%
Endeavour Mining PLC	615	$10,925
Chile 0.0%
Antofagasta PLC	1,313	28,617
China 0.4%
BOC Hong Kong Holdings Ltd.	12,400	29,720
Budweiser Brewing Co. APAC Ltd., 144A	5,700	8,984
ESR Group Ltd., 144A	7,200	9,204
Prosus NV*	4,872	144,099
SITC International Holdings Co. Ltd.	4,000	6,069
Wharf Holdings Ltd. (The)	3,000	8,765
Wilmar International Ltd.	6,400	15,672
Xinyi Glass Holdings Ltd.	7,000	5,803
		228,316
Denmark 3.3%
AP Moller - Maersk A/S (Class A Stock)	10	18,133
AP Moller - Maersk A/S (Class B Stock)	16	29,501
Carlsberg A/S (Class B Stock)	328	42,203
Coloplast A/S (Class B Stock)	455	52,449
Danske Bank A/S	2,297	61,678
Demant A/S*	336	15,220
DSV A/S	620	110,924
Genmab A/S*	220	60,835
Novo Nordisk A/S (Class B Stock)	10,869	1,242,375
Novozymes A/S (Class B Stock)	681	34,895
Orsted A/S, 144A	630	35,510
Pandora A/S	282	41,205
ROCKWOOL A/S (Class B Stock)	31	8,451
Tryg A/S	1,163	24,858
Vestas Wind Systems A/S*	3,364	94,848
		1,873,085
Finland 1.0%
Elisa OYJ	474	21,596
Fortum OYJ	1,494	20,423
Kesko OYJ (Class B Stock)	910	17,772
Kone OYJ (Class B Stock)	1,132	56,035
Metso OYJ	2,209	22,078
Neste OYJ	1,409	48,575
Nokia OYJ	18,010	65,110

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
Nordea Bank Abp	10,664	$131,406
Orion OYJ (Class B Stock)	359	16,528
Sampo OYJ (Class A Stock)	1,508	63,118
Stora Enso OYJ (Class R Stock)	1,938	24,661
UPM-Kymmene OYJ	1,778	64,670
Wartsila OYJ Abp	1,577	23,263
		575,235
France 9.6%
Accor SA	662	26,145
Aeroports de Paris SA	115	15,388
Air Liquide SA	1,744	326,361
Airbus SE	1,974	314,430
Alstom SA	960	12,106
Amundi SA, 144A	204	13,798
Arkema SA	200	21,767
AXA SA	6,009	201,694
BioMerieux	138	14,853
BNP Paribas SA	3,499	235,077
Bollore SE	2,457	16,229
Bouygues SA	635	23,262
Bureau Veritas SA	982	26,120
Capgemini SE	520	115,607
Carrefour SA	1,918	32,745
Cie de Saint-Gobain SA	1,518	107,333
Cie Generale des Etablissements Michelin SCA	2,260	75,038
Covivio SA, REIT	168	8,135
Credit Agricole SA	3,559	50,982
Danone SA	2,100	139,910
Dassault Aviation SA	67	12,690
Dassault Systemes SE	2,226	115,392
Edenred SE	831	49,634
Eiffage SA	245	25,634
Engie SA	6,083	97,161
EssilorLuxottica SA	982	192,446
Eurazeo SE	145	12,351
Gecina SA, REIT	153	16,874
Getlink SE	1,191	20,522
Hermes International SCA	105	221,514
Ipsen SA	126	14,528
Kering SA	248	101,872
Klepierre SA, REIT	716	18,538
La Francaise des Jeux SAEM, 144A	350	14,187
Legrand SA	883	85,577

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
L’Oreal SA	803	$384,279
LVMH Moet Hennessy Louis Vuitton SE	920	765,494
Orange SA	6,202	73,754
Pernod Ricard SA	681	111,674
Publicis Groupe SA	762	76,347
Remy Cointreau SA	77	7,802
Renault SA	640	24,102
Safran SA	1,138	212,475
Sartorius Stedim Biotech	92	24,788
SEB SA	83	10,135
Societe Generale SA	2,460	63,234
Sodexo SA	295	33,279
Teleperformance SE	198	30,922
Thales SA	350	51,189
TotalEnergies SE	7,633	495,195
Unibail-Rodamco-Westfield, REIT*	394	28,212
Veolia Environnement SA	2,264	73,770
Vinci SA	1,691	213,611
Vivendi SE	2,230	25,131
Worldline SA, 144A*	801	10,828
		5,492,121
Germany 7.4%
adidas AG	540	101,945
Allianz SE	1,343	358,817
BASF SE	2,973	142,121
Bayer AG	3,272	101,814
Bayerische Motoren Werke AG	1,062	110,504
Bechtle AG	273	14,156
Beiersdorf AG	336	49,170
Brenntag SE	463	40,934
Carl Zeiss Meditec AG	134	14,125
Commerzbank AG	3,511	40,319
Continental AG	366	29,899
Covestro AG, 144A*	644	34,007
Daimler Truck Holding AG	1,782	63,684
Deutsche Bank AG	6,456	83,397
Deutsche Boerse AG	633	126,055
Deutsche Lufthansa AG*	1,993	16,573
Deutsche Post AG	3,302	158,146
Deutsche Telekom AG	10,796	265,018
E.ON SE	7,478	101,172
Evonik Industries AG	776	14,275
Fresenius Medical Care AG	684	26,436

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Fresenius SE & Co. KGaA	1,407	$39,498
GEA Group AG	545	21,827
Hannover Rueck SE	201	48,183
Heidelberg Materials AG	465	42,940
HelloFresh SE*	518	6,850
Henkel AG & Co. KGaA	346	23,663
Infineon Technologies AG	4,350	158,588
Knorr-Bremse AG	242	14,947
LEG Immobilien SE*	247	20,496
Mercedes-Benz Group AG	2,672	180,394
Merck KGaA	430	70,553
MTU Aero Engines AG	179	41,158
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	454	193,276
Nemetschek SE	192	17,717
Puma SE	352	14,166
Rational AG	17	13,059
Rheinmetall AG	145	50,775
RWE AG	2,106	77,765
SAP SE	3,478	602,551
Scout24 SE, 144A	250	18,408
Siemens AG	2,531	453,109
Siemens Energy AG*	1,730	25,703
Siemens Healthineers AG, 144A	939	52,257
Symrise AG	442	45,603
Talanx AG	215	15,085
Volkswagen AG	98	13,836
Vonovia SE	2,442	76,074
Wacker Chemie AG	61	6,614
Zalando SE, 144A*	747	14,915
		4,252,577
Hong Kong 1.7%
AIA Group Ltd.	38,200	299,580
Brightoil Petroleum Holdings Ltd.*^	7,000	—
CK Asset Holdings Ltd.	6,300	28,428
CK Infrastructure Holdings Ltd.	2,200	13,065
CLP Holdings Ltd.	5,400	42,949
Futu Holdings Ltd., ADR*	200	9,344
Hang Lung Properties Ltd.	6,000	6,966
Hang Seng Bank Ltd.	2,500	26,025
Henderson Land Development Co. Ltd.	5,004	13,038
HKT Trust & HKT Ltd., UTS	13,000	15,616
Hong Kong & China Gas Co. Ltd.	37,356	26,584
Hong Kong Exchanges & Clearing Ltd.	4,040	122,488

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Hongkong Land Holdings Ltd.	3,700	$11,550
Jardine Matheson Holdings Ltd.	487	19,555
Link REIT, REIT	8,500	42,633
MTR Corp. Ltd.	5,000	16,267
New World Development Co. Ltd.	4,900	6,006
Power Assets Holdings Ltd.	4,600	26,934
Prudential PLC	9,170	94,199
Sino Land Co. Ltd.	11,600	12,117
Sun Hung Kai Properties Ltd.	4,750	44,334
Swire Pacific Ltd. (Class A Stock)	1,500	11,606
Swire Properties Ltd.	3,800	7,101
Techtronic Industries Co. Ltd.	4,500	47,795
WH Group Ltd., 144A	27,700	16,343
Wharf Real Estate Investment Co. Ltd.	5,500	16,114
		976,637
Ireland 0.4%
AerCap Holdings NV*	700	53,592
AIB Group PLC	5,233	22,986
Bank of Ireland Group PLC	3,519	32,361
Kerry Group PLC (Class A Stock)	531	47,330
Kingspan Group PLC	515	41,826
Smurfit Kappa Group PLC	867	32,308
		230,403
Israel 0.6%
Azrieli Group Ltd.	141	9,501
Bank Hapoalim BM	4,231	35,997
Bank Leumi Le-Israel BM	5,077	38,560
Check Point Software Technologies Ltd.*	300	47,679
Elbit Systems Ltd.	89	18,359
Enlight Renewable Energy Ltd.*	1	9
Global-e Online Ltd.*	300	11,331
ICL Group Ltd.	2,577	11,721
Israel Discount Bank Ltd. (Class A Stock)	4,120	19,986
Mizrahi Tefahot Bank Ltd.	514	19,130
Nice Ltd.*	211	43,779
Teva Pharmaceutical Industries Ltd., ADR*	3,700	44,770
Wix.com Ltd.*	200	25,376
		326,198

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy 2.2%
Amplifon SpA	415	$13,545
Assicurazioni Generali SpA	3,376	75,308
Banco BPM SpA	4,037	21,781
Coca-Cola HBC AG*	736	21,636
Davide Campari-Milano NV	2,144	21,721
DiaSorin SpA	83	7,633
Enel SpA	27,090	184,845
Eni SpA	7,871	125,474
Ferrari NV	420	146,469
FinecoBank Banca Fineco SpA	2,034	29,327
Infrastrutture Wireless Italiane SpA, 144A	1,119	13,531
Intesa Sanpaolo SpA	51,761	159,491
Leonardo SpA	1,348	23,528
Mediobanca Banca di Credito Finanziario SpA	1,839	24,356
Moncler SpA	686	42,200
Nexi SpA, 144A*	1,967	15,088
Poste Italiane SpA, 144A	1,740	18,868
Prysmian SpA	875	38,509
Recordati Industria Chimica e Farmaceutica SpA	348	19,208
Snam SpA	6,716	32,801
Telecom Italia SpA*	33,188	9,993
Terna - Rete Elettrica Nazionale	4,686	39,513
UniCredit SpA	5,350	156,712
		1,241,537
Japan 21.7%
Advantest Corp.	2,530	100,689
Aeon Co. Ltd.	2,180	52,096
AGC, Inc.	620	23,317
Aisin Corp.	500	18,668
Ajinomoto Co., Inc.	1,470	60,365
ANA Holdings, Inc.*	550	12,154
Asahi Group Holdings Ltd.	1,590	59,097
Asahi Intecc Co. Ltd.	700	13,301
Asahi Kasei Corp.	4,150	31,472
Astellas Pharma, Inc.	6,030	70,204
Azbil Corp.	400	12,926
Bandai Namco Holdings, Inc.	2,010	43,522
BayCurrent Consulting, Inc.	500	11,625
Bridgestone Corp.	1,900	82,332
Brother Industries Ltd.	750	12,564
Canon, Inc.	3,330	91,732
Capcom Co. Ltd.	550	20,976
Central Japan Railway Co.	2,420	60,482

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Chiba Bank Ltd. (The)	1,750	$12,968
Chubu Electric Power Co., Inc.	2,150	27,891
Chugai Pharmaceutical Co. Ltd.	2,220	79,854
Concordia Financial Group Ltd.	3,550	16,917
Dai Nippon Printing Co. Ltd.	700	20,258
Daifuku Co. Ltd.	1,000	19,720
Dai-ichi Life Holdings, Inc.	3,150	69,088
Daiichi Sankyo Co. Ltd.	6,160	184,425
Daikin Industries Ltd.	880	141,004
Daito Trust Construction Co. Ltd.	246	27,983
Daiwa House Industry Co. Ltd.	1,970	60,916
Daiwa House REIT Investment Corp., REIT	8	14,135
Daiwa Securities Group, Inc.	4,450	31,893
Denso Corp.	6,270	98,490
Dentsu Group, Inc.	680	18,048
Disco Corp.	310	83,650
East Japan Railway Co.	980	56,049
Eisai Co. Ltd.	814	38,330
ENEOS Holdings, Inc.	9,610	38,811
FANUC Corp.	3,165	87,551
Fast Retailing Co. Ltd.	585	156,182
Fuji Electric Co. Ltd.	400	20,032
FUJIFILM Holdings Corp.	1,260	79,865
Fujitsu Ltd.	590	81,664
GLP J-REIT, REIT	15	13,393
Hamamatsu Photonics KK	450	17,777
Hankyu Hanshin Holdings, Inc.	770	23,559
Hikari Tsushin, Inc.	80	13,940
Hirose Electric Co. Ltd.	145	16,871
Hitachi Construction Machinery Co. Ltd.	420	11,916
Hitachi Ltd.	3,080	241,935
Honda Motor Co. Ltd.	15,370	171,807
Hoshizaki Corp.	340	12,370
Hoya Corp.	1,180	149,894
Hulic Co. Ltd.	1,260	13,913
Ibiden Co. Ltd.	360	18,115
Idemitsu Kosan Co. Ltd.	3,235	17,964
Iida Group Holdings Co. Ltd.	530	8,001
Inpex Corp.	3,250	44,176
Isuzu Motors Ltd.	1,950	26,608
ITOCHU Corp.	3,950	179,267
Japan Airlines Co. Ltd.	460	8,839
Japan Exchange Group, Inc.	1,650	36,517
Japan Metropolitan Fund Investment Corp., REIT	23	15,613

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Japan Post Bank Co. Ltd.	4,800	$49,919
Japan Post Holdings Co. Ltd.	6,900	66,052
Japan Post Insurance Co. Ltd.	650	12,169
Japan Real Estate Investment Corp., REIT	4	15,334
Japan Tobacco, Inc.	3,980	104,902
JFE Holdings, Inc.	1,930	30,472
JSR Corp.	650	17,729
Kajima Corp.	1,400	24,986
Kansai Electric Power Co., Inc. (The)	2,320	31,650
Kao Corp.	1,530	60,538
Kawasaki Kisen Kaisha Ltd.	450	21,926
KDDI Corp.	4,960	164,350
KDX Realty Investment Corp., REIT	14	15,186
Keisei Electric Railway Co. Ltd.	450	20,362
Keyence Corp.	646	289,019
Kikkoman Corp.	460	28,303
Kintetsu Group Holdings Co. Ltd.	610	18,823
Kirin Holdings Co. Ltd.	2,600	37,372
Kobe Bussan Co. Ltd.	500	12,776
Koei Tecmo Holdings Co. Ltd.	370	4,609
Koito Manufacturing Co. Ltd.	660	10,104
Komatsu Ltd.	3,060	87,057
Konami Group Corp.	400	24,599
Kose Corp.	130	8,505
Kubota Corp.	3,350	50,711
Kyocera Corp.	4,250	62,220
Kyowa Kirin Co. Ltd.	920	14,492
Lasertec Corp.	300	78,129
LY Corp.	8,900	27,688
M3, Inc.	1,470	23,197
Makita Corp.	750	20,186
Marubeni Corp.	4,750	81,019
MatsukiyoCocokara & Co.	1,120	20,358
Mazda Motor Corp.	1,900	23,035
McDonald’s Holdings Co. Japan Ltd.	300	13,357
MEIJI Holdings Co. Ltd.	782	18,912
MINEBEA MITSUMI, Inc.	1,200	24,804
MISUMI Group, Inc.	950	16,288
Mitsubishi Chemical Group Corp.	4,250	25,626
Mitsubishi Corp.	11,490	198,030
Mitsubishi Electric Corp.	6,430	95,423
Mitsubishi Estate Co. Ltd.	3,770	52,237
Mitsubishi HC Capital, Inc.	2,673	18,953
Mitsubishi Heavy Industries Ltd.	1,060	70,706

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mitsubishi UFJ Financial Group, Inc.	38,050	$356,397
Mitsui & Co. Ltd.	4,300	174,396
Mitsui Chemicals, Inc.	540	15,892
Mitsui Fudosan Co. Ltd.	2,960	74,307
Mitsui OSK Lines Ltd.	1,160	41,668
Mizuho Financial Group, Inc.	8,030	145,837
MonotaRO Co. Ltd.	920	8,665
MS&AD Insurance Group Holdings, Inc.	1,410	58,226
Murata Manufacturing Co. Ltd.	5,760	116,307
NEC Corp.	800	52,276
Nexon Co. Ltd.	1,140	18,193
Nidec Corp.	1,390	51,843
Nintendo Co. Ltd.	3,450	192,755
Nippon Building Fund, Inc., REIT	5	20,231
Nippon Express Holdings, Inc.	270	16,071
Nippon Paint Holdings Co. Ltd.	3,150	24,810
Nippon Prologis REIT, Inc., REIT	7	12,454
Nippon Sanso Holdings Corp.	590	14,950
Nippon Steel Corp.	2,830	68,103
Nippon Telegraph & Telephone Corp.	99,500	124,948
Nippon Yusen KK	1,600	55,137
Nissan Chemical Corp.	410	16,352
Nissan Motor Co. Ltd.	7,750	30,425
Nissin Foods Holdings Co. Ltd.	650	21,028
Nitori Holdings Co. Ltd.	262	34,291
Nitto Denko Corp.	450	37,331
Nomura Holdings, Inc.	10,000	53,862
Nomura Real Estate Holdings, Inc.	380	10,399
Nomura Real Estate Master Fund, Inc., REIT	14	15,320
Nomura Research Institute Ltd.	1,260	38,535
NTT Data Group Corp.	2,100	30,248
Obayashi Corp.	2,150	19,902
Obic Co. Ltd.	250	38,402
Odakyu Electric Railway Co. Ltd.	1,040	15,892
Oji Holdings Corp.	2,850	11,143
Olympus Corp.	3,980	58,919
Omron Corp.	570	25,630
Ono Pharmaceutical Co. Ltd.	1,280	23,071
Open House Group Co. Ltd.	310	9,694
Oracle Corp.	150	11,821
Oriental Land Co. Ltd.	3,650	135,561
ORIX Corp.	3,900	75,306
Osaka Gas Co. Ltd.	1,240	26,111
Otsuka Corp.	390	16,410

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Otsuka Holdings Co. Ltd.	1,410	$55,425
Pan Pacific International Holdings Corp.	1,250	27,021
Panasonic Holdings Corp.	7,360	69,322
Rakuten Group, Inc.*	5,000	21,964
Recruit Holdings Co. Ltd.	4,800	189,594
Renesas Electronics Corp.*	4,880	80,069
Resona Holdings, Inc.	7,060	38,973
Ricoh Co. Ltd.	1,800	14,148
Rohm Co. Ltd.	1,090	18,813
SBI Holdings, Inc.	800	19,653
SCSK Corp.	530	10,406
Secom Co. Ltd.	700	50,806
Seiko Epson Corp.	950	13,868
Sekisui Chemical Co. Ltd.	1,300	18,561
Sekisui House Ltd.	1,980	44,697
Seven & i Holdings Co. Ltd.	2,500	98,737
SG Holdings Co. Ltd.	1,050	13,598
Sharp Corp.*	840	5,648
Shimadzu Corp.	780	21,569
Shimano, Inc.	270	38,765
Shimizu Corp.	1,750	11,715
Shin-Etsu Chemical Co. Ltd.	6,050	238,141
Shionogi & Co. Ltd.	890	42,717
Shiseido Co. Ltd.	1,350	37,634
Shizuoka Financial Group, Inc.	1,560	14,258
SMC Corp.	190	105,762
SoftBank Corp.	9,550	126,880
SoftBank Group Corp.	3,400	146,780
Sompo Holdings, Inc.	960	49,777
Sony Group Corp.	4,180	409,926
Square Enix Holdings Co. Ltd.	280	10,941
Subaru Corp.	2,070	41,295
SUMCO Corp.	1,180	17,889
Sumitomo Chemical Co. Ltd.	4,700	11,067
Sumitomo Corp.	3,480	80,033
Sumitomo Electric Industries Ltd.	2,370	31,501
Sumitomo Metal Mining Co. Ltd.	810	22,387
Sumitomo Mitsui Financial Group, Inc.	4,220	219,496
Sumitomo Mitsui Trust Holdings, Inc.	2,160	44,265
Sumitomo Realty & Development Co. Ltd.	950	29,877
Suntory Beverage & Food Ltd.	470	15,334
Suzuki Motor Corp.	1,220	54,801
Sysmex Corp.	560	30,337
T&D Holdings, Inc.	1,650	27,322

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Taisei Corp.	550	$20,052
Takeda Pharmaceutical Co. Ltd.	5,283	155,270
TDK Corp.	1,310	65,179
Terumo Corp.	2,260	76,505
TIS, Inc.	750	16,681
Tobu Railway Co. Ltd.	630	16,685
Toho Co. Ltd.	420	13,681
Tokio Marine Holdings, Inc.	6,010	158,468
Tokyo Electric Power Co. Holdings, Inc.*	5,100	27,153
Tokyo Electron Ltd.	1,570	291,349
Tokyo Gas Co. Ltd.	1,240	28,485
Tokyu Corp.	1,650	19,362
TOPPAN Holdings, Inc.	800	22,052
Toray Industries, Inc.	4,590	22,934
Tosoh Corp.	850	10,960
TOTO Ltd.	430	11,638
Toyota Industries Corp.	480	40,598
Toyota Motor Corp.	35,300	704,864
Toyota Tsusho Corp.	710	46,527
Trend Micro, Inc.*	440	25,172
Unicharm Corp.	1,340	46,107
USS Co. Ltd.	700	13,238
West Japan Railway Co.	710	29,571
Yakult Honsha Co. Ltd.	850	18,565
Yamaha Corp.	420	9,236
Yamaha Motor Co. Ltd.	2,950	27,883
Yamato Holdings Co. Ltd.	880	15,212
Yaskawa Electric Corp.	820	30,903
Yokogawa Electric Corp.	750	14,738
Zensho Holdings Co. Ltd.	300	14,691
ZOZO, Inc.	440	9,635
		12,452,119
Jordan 0.0%
Hikma Pharmaceuticals PLC	552	13,467
Luxembourg 0.1%
ArcelorMittal SA	1,704	46,928
Eurofins Scientific SE	449	27,038
		73,966

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Macau 0.1%
Galaxy Entertainment Group Ltd.	7,000	$36,329
Sands China Ltd.*	8,000	20,998
		57,327
Netherlands 5.4%
ABN AMRO Bank NV, 144A, CVA	1,586	23,342
Adyen NV, 144A*	72	90,301
Aegon Ltd.	5,408	31,904
Akzo Nobel NV	568	43,629
Argenx SE*	197	74,394
ASM International NV	156	86,460
ASML Holding NV	1,343	1,165,171
ASR Nederland NV	528	24,883
BE Semiconductor Industries NV	257	38,622
Euronext NV, 144A	285	25,068
EXOR NV	312	30,187
Heineken Holding NV	432	36,248
Heineken NV	959	96,471
IMCD NV	190	29,002
ING Groep NV	12,056	171,297
JDE Peet’s NV	325	8,023
Koninklijke Ahold Delhaize NV	3,200	89,994
Koninklijke KPN NV	11,176	38,018
Koninklijke Philips NV*	2,629	55,618
NN Group NV	902	36,971
OCI NV	351	10,026
Randstad NV	368	20,925
Shell PLC	22,040	683,291
Universal Music Group NV	2,730	80,474
Wolters Kluwer NV	828	122,061
		3,112,380
New Zealand 0.2%
Auckland International Airport Ltd.	4,415	22,738
Fisher & Paykel Healthcare Corp. Ltd.	1,939	28,005
Mercury NZ Ltd.	2,554	10,536
Meridian Energy Ltd.	4,308	14,595
Spark New Zealand Ltd.	6,124	19,869
Xero Ltd.*	479	34,286
		130,029

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway 0.5%
Aker BP ASA	1,052	$27,922
DNB Bank ASA	3,083	59,933
Equinor ASA	3,001	85,880
Gjensidige Forsikring ASA	666	10,712
Kongsberg Gruppen ASA	293	14,932
Mowi ASA	1,550	27,900
Norsk Hydro ASA	4,419	25,898
Orkla ASA	2,335	18,290
Salmar ASA	242	13,434
Telenor ASA	2,097	23,233
		308,134
Portugal 0.2%
EDP - Energias de Portugal SA	10,452	46,621
Galp Energia SGPS SA	1,513	23,817
Jeronimo Martins SGPS SA	943	21,447
		91,885
Russia 0.0%
Evraz PLC*^	2,361	—
Singapore 1.4%
CapitaLand Ascendas REIT, REIT	12,416	26,908
CapitaLand Integrated Commercial Trust, REIT	17,688	26,369
CapitaLand Investment Ltd.	8,700	19,099
City Developments Ltd.	1,700	7,716
DBS Group Holdings Ltd.	5,991	141,899
Genting Singapore Ltd.	20,100	15,095
Grab Holdings Ltd. (Class A Stock)*	6,300	19,341
Jardine Cycle & Carriage Ltd.	290	5,596
Keppel Ltd.	4,800	25,506
Mapletree Logistics Trust, REIT	11,600	13,339
Mapletree Pan Asia Commercial Trust, REIT	7,900	8,555
Oversea-Chinese Banking Corp. Ltd.	11,273	107,831
Sea Ltd., ADR*	1,200	45,768
Seatrium Ltd.*	147,677	10,960
Sembcorp Industries Ltd.	3,000	12,625
Singapore Airlines Ltd.	5,000	24,816
Singapore Exchange Ltd.	2,800	19,551
Singapore Technologies Engineering Ltd.	5,200	14,409
Singapore Telecommunications Ltd.	27,500	49,075
STMicroelectronics NV	2,276	99,934

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
United Overseas Bank Ltd.	4,157	$87,623
UOL Group Ltd.	1,500	6,965
		788,980
South Africa 0.2%
Anglo American PLC	4,232	100,881
South Korea 0.0%
Delivery Hero SE, 144A*	586	13,296
Spain 2.4%
Acciona SA	82	10,607
ACS Actividades de Construccion y Servicios SA	695	27,425
Aena SME SA, 144A	250	44,227
Amadeus IT Group SA	1,500	105,121
Banco Bilbao Vizcaya Argentaria SA	19,870	185,972
Banco Santander SA	53,906	216,651
CaixaBank SA	13,743	58,600
Cellnex Telecom SA, 144A	1,882	72,414
Corp. ACCIONA Energias Renovables SA	219	5,691
EDP Renovaveis SA	1,023	16,566
Enagas SA	829	13,496
Endesa SA	1,058	20,961
Grifols SA*	993	10,816
Iberdrola SA	20,440	246,117
Industria de Diseno Textil SA	3,633	155,338
Naturgy Energy Group SA	420	11,310
Redeia Corp. SA	1,352	22,497
Repsol SA	4,255	62,839
Telefonica SA	16,280	66,241
		1,352,889
Sweden 2.9%
Alfa Laval AB	964	35,372
Assa Abloy AB (Class B Stock)	3,338	91,547
Atlas Copco AB (Class A Stock)	8,947	142,789
Atlas Copco AB (Class B Stock)	5,199	71,996
Beijer Ref AB	1,282	17,454
Boliden AB	911	24,180
Epiroc AB (Class A Stock)	2,195	38,783
Epiroc AB (Class B Stock)	1,299	20,254
EQT AB	1,184	31,793

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Essity AB (Class B Stock)	2,029	$47,648
Evolution AB, 144A	610	71,226
Fastighets AB Balder (Class B Stock)*	2,171	14,410
Getinge AB (Class B Stock)	762	16,289
H & M Hennes & Mauritz AB (Class B Stock)	2,151	30,348
Hexagon AB (Class B Stock)	6,915	75,467
Holmen AB (Class B Stock)	254	10,010
Husqvarna AB (Class B Stock)	1,165	9,062
Industrivarden AB (Class A Stock)	433	13,632
Industrivarden AB (Class C Stock)	487	15,306
Indutrade AB	910	22,108
Investment AB Latour (Class B Stock)	493	12,399
Investor AB (Class B Stock)	5,765	135,736
L E Lundbergforetagen AB (Class B Stock)	253	13,192
Lifco AB (Class B Stock)	776	18,722
Nibe Industrier AB (Class B Stock)	5,048	30,163
Saab AB (Class B Stock)	267	17,192
Sagax AB (Class B Stock)	658	15,990
Sandvik AB	3,551	74,627
Securitas AB (Class B Stock)	1,638	15,912
Skandinaviska Enskilda Banken AB (Class A Stock)	5,285	75,058
Skanska AB (Class B Stock)	1,133	19,646
SKF AB (Class B Stock)	1,135	22,365
Svenska Cellulosa AB SCA (Class B Stock)	2,018	27,473
Svenska Handelsbanken AB (Class A Stock)	4,858	52,371
Swedbank AB (Class A Stock)	2,828	57,629
Swedish Orphan Biovitrum AB*	648	18,188
Tele2 AB (Class B Stock)	2,010	17,137
Telefonaktiebolaget LM Ericsson (Class B Stock)	9,753	54,066
Telia Co. AB	7,858	20,267
Volvo AB (Class A Stock)	667	16,398
Volvo AB (Class B Stock)	5,026	120,450
Volvo Car AB (Class B Stock)*	1,985	5,175
		1,639,830
Switzerland 6.0%
ABB Ltd.	5,328	225,437
Adecco Group AG	533	23,048
Alcon, Inc.	1,664	125,258
Avolta AG*	326	12,455
Bachem Holding AG	112	7,498
Baloise Holding AG	138	22,044
Banque Cantonale Vaudoise	100	12,804
Barry Callebaut AG	10	14,606

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
BKW AG	70	$11,121
Chocoladefabriken Lindt & Spruengli AG	8	101,672
Cie Financiere Richemont SA (Class A Stock)	1,739	258,302
Clariant AG*	719	9,204
DSM-Firmenich AG	763	80,672
EMS-Chemie Holding AG	23	17,363
Geberit AG	116	66,773
Givaudan SA	31	128,915
Helvetia Holding AG	124	17,908
Julius Baer Group Ltd.	686	37,347
Kuehne + Nagel International AG	181	61,337
Logitech International SA	548	45,941
Lonza Group AG	248	121,249
Novartis AG	6,827	706,006
Partners Group Holding AG	76	102,537
Sandoz Group AG*	1,364	46,778
Schindler Holding AG	78	18,567
Schindler Holding AG (Part. Cert.)	113	28,147
SGS SA	499	46,110
SIG Group AG*	1,019	21,330
Sika AG	508	140,237
Sonova Holding AG	177	56,569
Straumann Holding AG	372	56,507
Swatch Group AG (The)	194	8,827
Swatch Group AG (The) (Bearer Shares)	96	22,537
Swiss Life Holding AG	102	73,249
Swiss Prime Site AG	205	20,763
Swisscom AG	91	54,444
Temenos AG	213	21,677
UBS Group AG	10,955	327,912
VAT Group AG, 144A	90	41,898
Zurich Insurance Group AG	487	247,440
		3,442,489
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.3%
3i Group PLC	3,242	101,491
abrdn PLC	6,282	13,365
Admiral Group PLC	867	27,568
Ashtead Group PLC	1,458	95,341
Associated British Foods PLC	1,148	34,003

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
AstraZeneca PLC	5,162	$684,362
Auto Trader Group PLC, 144A	3,047	28,032
Aviva PLC	9,121	49,788
BAE Systems PLC	10,128	150,871
Barclays PLC	50,315	93,502
Barratt Developments PLC	3,246	22,123
Berkeley Group Holdings PLC	354	21,436
BP PLC	56,844	331,993
British American Tobacco PLC	7,076	208,626
BT Group PLC	21,527	30,498
Bunzl PLC	1,126	45,760
Burberry Group PLC	1,210	19,931
Centrica PLC	18,250	31,938
CK Hutchison Holdings Ltd.	9,100	47,000
Coca-Cola Europacific Partners PLC	700	48,230
Compass Group PLC	5,709	157,247
Croda International PLC	465	28,145
DCC PLC	329	23,918
Diageo PLC	7,487	270,414
Entain PLC	2,128	25,920
Flutter Entertainment PLC*	725	148,811
Halma PLC	1,264	34,986
Hargreaves Lansdown PLC	1,185	11,435
HSBC Holdings PLC	64,902	506,736
Imperial Brands PLC	2,836	68,079
Informa PLC	4,609	45,268
InterContinental Hotels Group PLC	551	52,209
Intertek Group PLC	537	30,481
J Sainsbury PLC	5,521	18,850
JD Sports Fashion PLC	8,632	12,756
Kingfisher PLC	6,302	17,522
Land Securities Group PLC, REIT	2,357	19,871
Legal & General Group PLC	19,913	64,049
Lloyds Banking Group PLC	211,658	113,460
London Stock Exchange Group PLC	1,387	156,889
M&G PLC	7,471	21,123
Melrose Industries PLC	4,484	33,421
National Grid PLC	12,284	163,612
NatWest Group PLC	19,187	54,148
Next PLC	401	42,809
Ocado Group PLC*	1,930	13,220
Pearson PLC	2,129	26,118
Persimmon PLC	1,064	19,597
Phoenix Group Holdings PLC	2,502	15,974

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Reckitt Benckiser Group PLC	2,390	$172,799
RELX PLC	6,293	259,738
Rentokil Initial PLC	8,402	43,268
Rolls-Royce Holdings PLC*	28,034	106,430
Sage Group PLC (The)	3,420	50,917
Schroders PLC	2,685	13,737
Segro PLC, REIT	3,884	43,136
Severn Trent PLC	896	29,452
Smith & Nephew PLC	2,909	40,682
Smiths Group PLC	1,157	23,711
Spirax-Sarco Engineering PLC	246	30,962
SSE PLC	3,638	77,482
St. James’s Place PLC	1,827	15,040
Standard Chartered PLC	7,633	57,687
Taylor Wimpey PLC	11,766	21,967
Tesco PLC	23,670	85,771
Unilever PLC	8,328	405,243
United Utilities Group PLC	2,271	30,588
Vodafone Group PLC	76,660	65,172
Whitbread PLC	644	29,191
Wise PLC (Class A Stock)*	2,048	20,889
WPP PLC	3,580	34,620
		5,941,408
United States 7.0%
CRH PLC	2,356	167,138
CSL Ltd.	1,609	315,972
CyberArk Software Ltd.*	150	35,022
Experian PLC	3,064	127,531
Ferrovial SE	1,708	65,135
GSK PLC	13,640	269,768
Haleon PLC	18,455	74,960
Holcim AG*	1,736	132,594
James Hardie Industries PLC, CDI*	1,466	55,078
Monday.com Ltd.*	100	21,004
Nestle SA	8,893	1,013,364
QIAGEN NV*	736	31,933
Roche Holding AG	2,340	666,236
Roche Holding AG (Bearer Shares)	115	34,837
Sanofi SA	3,789	379,451
Schneider Electric SE	1,813	356,164
Stellantis NV	7,369	162,314

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Swiss Re AG	1,028	$117,707
Tenaris SA	1,573	24,844
		4,051,052

Total Common Stocks (cost $36,258,859)		53,388,110
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke AG (PRFC)	196	19,151
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	379	32,178
Henkel AG & Co. KGaA (PRFC)	564	43,235
Porsche Automobil Holding SE (PRFC)	510	25,461
Sartorius AG (PRFC)	87	31,738
Volkswagen AG (PRFC)	687	88,359

Total Preferred Stocks (cost $227,550)		240,122

Units
Rights* 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 02/19/24 (cost $344)	695	318

	Shares
Unaffiliated Exchange-Traded Fund 2.8%
United States
iShares MSCI EAFE ETF (cost $1,412,867)	21,400	1,605,214

Total Long-Term Investments (cost $37,899,620)		55,233,764

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 1.9%
Affiliated Mutual Fund 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $926,377)(wb)	926,377	$926,377

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $149,092)	5.257%	03/14/24	150	149,076

Total Short-Term Investments (cost $1,075,469)				1,075,453

TOTAL INVESTMENTS 98.0% (cost $38,975,089)				56,309,217
Other assets in excess of liabilities(z) 2.0%				1,175,898

Net Assets 100.0%				$57,485,115

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
ASX—Australian Securities Exchange
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PRFC—Preference Shares
REITs—Real Estate Investment Trust
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Mar. 2024	$125,355	$7,248
6	Euro STOXX 50 Index	Mar. 2024	302,488	5,925
2	FTSE 100 Index	Mar. 2024	193,365	2,076
10	Mini MSCI EAFE Index	Mar. 2024	1,116,500	31,152
2	TOPIX Index	Mar. 2024	346,990	27,174
				$73,575
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).